Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Government Money Market Fund - Institutional 3 Class | Tri-party RBC Dominion Securities, Inc.08/01/2024 5.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Government Money Market Fund - Institutional 3 Class | Tri-party TD Securities (USA) LLC08/01/2024 5.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Government Money Market Fund - Institutional 3 Class | Federal Home Loan Banks Discount Notes08/01/2024 5.323% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Government Money Market Fund - Institutional 3 Class | Tennessee Valley Authority Discount Notes08/07/2024 4.510% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional 3 Class | U.S. Treasury Bills08/20/2024 5.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Government Money Market Fund - Institutional 3 Class | Federal Home Loan Banks Discount Notes08/02/2024 2.670% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional 3 Class | U.S. Treasury Bills08/13/2024 4.940% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional 3 Class | U.S. Treasury Bills08/22/2024 5.110% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional 3 Class | Federal Home Loan Banks Discount Notes09/04/2024 5.210% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional 3 Class | Federal Home Loan Banks Discount Notes09/06/2024 5.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional 3 Class | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Columbia Government Money Market Fund - Institutional 3 Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Columbia Government Money Market Fund - Institutional 3 Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Government Money Market Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Government Money Market Fund - Institutional 2 Class | Tri-party RBC Dominion Securities, Inc.08/01/2024 5.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Government Money Market Fund - Institutional 2 Class | Tri-party TD Securities (USA) LLC08/01/2024 5.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Government Money Market Fund - Institutional 2 Class | Federal Home Loan Banks Discount Notes08/01/2024 5.323% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Government Money Market Fund - Institutional 2 Class | Tennessee Valley Authority Discount Notes08/07/2024 4.510% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional 2 Class | U.S. Treasury Bills08/20/2024 5.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Government Money Market Fund - Institutional 2 Class | Federal Home Loan Banks Discount Notes08/02/2024 2.670% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional 2 Class | U.S. Treasury Bills08/13/2024 4.940% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional 2 Class | U.S. Treasury Bills08/22/2024 5.110% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional 2 Class | Federal Home Loan Banks Discount Notes09/04/2024 5.210% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional 2 Class | Federal Home Loan Banks Discount Notes09/06/2024 5.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional 2 Class | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Columbia Government Money Market Fund - Institutional 2 Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Columbia Government Money Market Fund - Institutional 2 Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Government Money Market Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Government Money Market Fund - Institutional Class | Tri-party RBC Dominion Securities, Inc.08/01/2024 5.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Government Money Market Fund - Institutional Class | Tri-party TD Securities (USA) LLC08/01/2024 5.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Government Money Market Fund - Institutional Class | Federal Home Loan Banks Discount Notes08/01/2024 5.323% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Government Money Market Fund - Institutional Class | Tennessee Valley Authority Discount Notes08/07/2024 4.510% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills08/20/2024 5.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Government Money Market Fund - Institutional Class | Federal Home Loan Banks Discount Notes08/02/2024 2.670% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills08/13/2024 4.940% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills08/22/2024 5.110% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional Class | Federal Home Loan Banks Discount Notes09/04/2024 5.210% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional Class | Federal Home Loan Banks Discount Notes09/06/2024 5.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Institutional Class | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Columbia Government Money Market Fund - Institutional Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Columbia Government Money Market Fund - Institutional Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Government Money Market Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Government Money Market Fund - Class A | Tri-party RBC Dominion Securities, Inc.08/01/2024 5.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Government Money Market Fund - Class A | Tri-party TD Securities (USA) LLC08/01/2024 5.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Government Money Market Fund - Class A | Federal Home Loan Banks Discount Notes08/01/2024 5.323% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Government Money Market Fund - Class A | Tennessee Valley Authority Discount Notes08/07/2024 4.510% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills08/20/2024 5.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Government Money Market Fund - Class A | Federal Home Loan Banks Discount Notes08/02/2024 2.670% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills08/13/2024 4.940% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills08/22/2024 5.110% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Class A | Federal Home Loan Banks Discount Notes09/04/2024 5.210% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Class A | Federal Home Loan Banks Discount Notes09/06/2024 5.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Government Money Market Fund - Class A | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Columbia Government Money Market Fund - Class A | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Columbia Government Money Market Fund - Class A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Government Money Market Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%